UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-22264

The Motley Fool Funds Trust

(Exact name of registrant as specified in charter)

Motley Fool Asset Management, LLC

2000 Duke Street, Suite 175

Alexandria, VA 22314

(Address of principal executive offices) (Zip code)

Peter E. Jacobstein Motley Fool Asset Management, LLC 2000 Duke Street, Suite 175 Alexandria, VA 22314 (Name and address of agent for service)

Registrant’s telephone number, including area code: (703) 302-1100

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Motley Fool Funds Trust

Motley Fool Independence Fund

Schedule of Investments

at January 31, 2011

(Unaudited)

Issues	Par	Value (Note 2)

Corporate Bond — 0.49%
Level 3 Financing, Inc. 8.75%, 02/15/17	$825,000	$789,937

Total Corporate Bond (Cost $ 727,424)		789,937

Issues	Shares	Value (Note 2)

Equity Securities — 93.46%
Beverages — 0.85%
Diageo PLC (United Kingdom)(a)	17,979	1,380,787

Biotechnology — 0.56%
MannKind Corp. (United States)*	190,000	906,300

Building Products — 2.21%
Sung Kwang Bend Co., Ltd. (South Korea)	184,672	3,586,319

Capital Markets — 0.81%
INTL FCStone, Inc. (United States)*	56,513	1,322,404

Chemicals — 3.25%
Innophos Holdings, Inc. (United States)	101,164	3,355,610
Monsanto Co. (United States)	26,218	1,923,877

		5,279,487

Commercial Banks — 1.28%
Qatar Islamic Bank (Qatar)	95,050	2,075,413

Commercial Services & Supplies — 0.50%
De La Rue PLC (United Kingdom)	76,000	812,606

Communications Equipment — 3.04%
Cisco Systems, Inc. (United States)*	129,000	2,728,350
Infinera Corp. (United States)*	303,100	2,223,238

		4,951,588

Construction & Engineering — 1.53%
KHD Humboldt Wedag International AG (Germany)*	99,586	946,071
Orion Marine Group, Inc. (United States)*	131,000	1,535,320

		2,481,391

See Notes to Schedule of Investments.

Motley Fool Independence Fund	1

Issues	Shares	Value (Note 2)

Equity Securities (continued)
Diversified Financial Services — 1.28%
Hellenic Exchanges SA Holding (Greece)*	271,622	$2,082,834

Diversified Telecommunication Services — 4.93%
PT Telekomunikasi Indonesia Tbk (Indonesia)(a)	60,174	2,023,050
Telefonica SA (Spain)(a)	238,359	5,989,962

		8,013,012

Electric Utilities — 3.12%
Brookfield Infrastructure Partners LP (Bermuda)	119,127	2,587,438
Entergy Corp. (United States)	17,664	1,274,811
Otter Tail Corp. (United States)	53,725	1,217,946

		5,080,195

Energy Equipment & Services — 1.52%
Cie Generale de Geophysique-Veritas (France)*(a)	81,195	2,472,388

Food & Staples Retailing — 3.05%
Costco Wholesale Corp. (United States)	29,558	2,123,447
Olam International Ltd. (Singapore)*	730,219	1,746,691
Wal-Mart de Mexico SAB de CV, Series V (Mexico)	390,098	1,084,981

		4,955,119

Food Products — 6.90%
BRF - Brasil Foods SA (Brazil)(a)	132,204	2,201,197
Cresud SACIF y A (Argentina)(a)	102,861	1,883,385
Nestle SA (Switzerland)	38,694	2,090,474
PT Nippon Indosari Corpindo Tbk (Indonesia)*	2,375,500	594,266
Zhongpin, Inc. (China)*	235,892	4,458,359

		11,227,681

Health Care Equipment & Supplies — 6.26%
Becton, Dickinson and Co. (United States)	43,950	3,645,652
Covidien PLC (Ireland)	3,000	142,410
Natus Medical, Inc. (United States)*	122,500	1,844,850
Nihon Kohden Corp. (Japan)	108,481	2,344,059
Stryker Corp. (United States)	35,105	2,020,644
Zimmer Holdings, Inc. (United States)*	3,000	177,480

		10,175,095

Health Care Providers & Services — 3.46%
WellPoint, Inc. (United States)*	90,697	5,634,098

See Notes to Schedule of Investments.

2	Motley Fool Independence Fund

Issues	Shares	Value (Note 2)

Equity Securities (continued)
Hotels, Restaurants & Leisure — 3.83%
McDonald’s Corp. (United States)	21,177	$1,560,110
Penn National Gaming, Inc. (United States)*	33,583	1,199,921
Yum! Brands, Inc. (United States)	74,132	3,466,412

		6,226,443

Household Products — 1.35%
Reckitt Benckiser Group PLC (United Kingdom)	811	44,080
Unicharm Corp. (Japan)	55,800	2,149,769

		2,193,849

Insurance — 5.88%
Berkshire Hathaway, Inc. (United States)*	16	1,958,800
Berkshire Hathaway, Inc., Class B (United States)*	4,600	376,050
Enstar Group Ltd. (Bermuda)*	22,510	1,863,153
HCC Insurance Holdings, Inc. (United States)	80,200	2,428,456
Loews Corp. (United States)	73,190	2,931,259

		9,557,718

Internet Software & Services — 1.51%
Google, Inc. (United States)*	4,100	2,461,476

IT Services — 2.08%
Paychex, Inc. (United States)	105,702	3,382,464

Life Sciences Tools & Services — 0.64%
Waters Corp. (United States)*	13,673	1,044,480

Machinery — 2.52%
Delachaux SA (France)	11,098	955,991
Flowserve Corp. (United States)	25,200	3,149,748

		4,105,739

Metals & Mining — 4.48%
POSCO (South Korea)*(a)	59,491	6,076,411
Terra Nova Royalty Corp. (Canada)	159,514	1,217,092

		7,293,503

Multi-Utilities — 1.95%
GDF Suez (France)	41,718	1,652,446
RWE AG (Germany)	21,000	1,514,554

		3,167,000

See Notes to Schedule of Investments.

Motley Fool Independence Fund	3

Issues	Shares	Value (Note 2)

Equity Securities (continued)
Oil, Gas & Consumable Fuels — 6.93%
CNOOC Ltd. (Hong Kong)(a)	4,438	$988,165
Denbury Resources, Inc. (United States)*	166,100	3,380,135
Lukoil OAO (Russia)*(a)	64,350	3,987,769
Occidental Petroleum Corp. (United States)	12,645	1,222,519
Sasol Ltd. (South Africa)(a)	34,637	1,691,325

		11,269,913

Pharmaceuticals — 1.10%
Astrazeneca PLC (United Kingdom)(a)	1,100	53,790
Dr. Reddy’s Laboratories Ltd. (India)(a)	47,177	1,686,106
Novartis AG (Switzerland)(a)	1,000	55,860

		1,795,756

Professional Services — 1.79%
Huron Consulting Group, Inc. (United States)*	113,518	2,907,196

Real Estate Investment Trusts — 3.83%
Annaly Capital Management, Inc. (United States)	219,989	3,922,404
DuPont Fabros Technology, Inc. (United States)	101,000	2,314,920

		6,237,324

Real Estate Management & Development — 4.34%
Brookfield Asset Management, Inc. (Canada)	56,374	1,839,484
Cheung Kong Holdings Ltd. (Hong Kong)	85,337	1,417,078
Henderson Land Development Co., Ltd. (Hong Kong)	367,764	2,566,171
Swire Pacific Ltd. (Hong Kong)	78,114	1,235,630

		7,058,363

Semiconductors & Semiconductor Equipment — 0.87%
Formfactor, Inc. (United States)*	166,000	1,419,300

Software — 1.49%
Fundtech Ltd. (Israel)*	94,943	1,634,919
Wemade Entertainment Co., Ltd. (South Korea)	29,522	789,513

		2,424,432

Specialty Retail — 0.04%
Esprit Holdings Ltd. (Hong Kong)	12,000	57,211

Textiles, Apparel & Luxury Goods — 0.91%
Under Armour, Inc. (United States)*	24,705	1,478,841

See Notes to Schedule of Investments.

4	Motley Fool Independence Fund

Issues	Shares	Value (Note 2)

Equity Securities (continued)
Tobacco — 0.95%
Philip Morris International, Inc. (United States)	27,072	$1,549,601

Wireless Telecommunication Services — 2.42%
American Tower Corp. (United States)*	45,686	2,323,590
China Mobile Ltd. (Hong Kong)(a)	30,340	1,490,908
Safaricom, Ltd. (Kenya)*	2,350,000	129,504

		3,944,002

Total Equity Securities (Cost $ 131,775,323)		152,011,328

Other Investments — 6.46%
Temporary Cash Investment — 6.46%
PNC Bank Money Market Fund	10,510,198	10,510,198

Total Other Investments (Cost $ 10,510,198)		10,510,198

Total Investment Portfolio (Cost 143,012,945) — 100.41%		163,311,463
Liabilities in Excess of Other Assets — (0.41)%		(672,540)

NET ASSETS — 100.00%
(Applicable to 11,140,759 shares outstanding)		$162,638,923

*	Non-income producing security.
(a)	ADR — American Depositary Receipts

LP — Limited Partnership

PLC — Public Limited Company

See Notes to Schedule of Investments.

Motley Fool Independence Fund	5

The following tables show the top 11 holdings and countries and top 10 sectors in which the Fund was invested at January 31, 2011. Portfolio holdings are subject to change without notice.

The Motley Fool Independence Fund has begun using the Global Industry Classification StandardSM (“GICS SM”) as the basis for the classification of securities on the Schedule of Investments (“SOI”). We believe that this change makes the SOI classifications more standard with the rest of the industry. This change in classification method does not impact the values of the securities, the Net Assets of the Fund, or the value of the shares outstanding.

Top Eleven Holdings*	% of Net Assets

POSCO	3.74%
Telefonica SA	3.68
WellPoint, Inc.	3.46
Zhongpin, Inc.	2.74
Lukoil OAO	2.45
Annaly Capital Management, Inc.	2.41
Becton, Dickinson and Co.	2.24
Sung Kwang Bend Co., Ltd.	2.21
Yum! Brands, Inc.	2.13
Paychex, Inc.	2.08
Denbury Resources, Inc.	2.08

29.22%

*	As of the date of the report the fund had a holding of 6.46% in the PNC Bank Money Market Fund.

Top Ten Sectors	% of Net Assets

Financials	17.42%
Consumer Staples	13.10
Health Care	12.02
Information Technology	9.01
Industrials	8.54
Energy	8.45
Materials	7.73
Telecommunication Services	7.34
Utilities	5.07
Consumer Discretionary	4.78

93.46%

See Notes to Schedule of Investments.

6	Motley Fool Independence Fund

Top Eleven Countries	% of Net Assets

United States*	48.47%
South Korea	6.43
Hong Kong	4.77
Spain	3.68
France	3.12
Japan	2.76
China	2.74
Bermuda	2.74
Indonesia	2.65
Russia	2.45
Canada	1.88

81.69%

*	As of the date of the report the fund had a holding of 6.46% in the PNC Bank Money Market Fund.

See Notes to Schedule of Investments.

Motley Fool Independence Fund	7

The Motley Fool Funds Trust

Motley Fool Great America Fund

Schedule of Investments

at January 31, 2011

(Unaudited)

Issues	Shares	Value (Note 2)

Equity Securities — 85.71%
Auto Components — 1.51%
Drew Industries, Inc. (United States)	24,500	$578,690

Automobiles — 2.53%
Thor Industries, Inc. (United States)	26,000	966,160

Beverages — 1.72%
Dr Pepper Snapple Group, Inc. (United States)	4,000	141,720
Heckmann Corp. (United States)*	107,000	516,810

		658,530

Biotechnology — 0.69%
MannKind Corp. (United States)*	55,500	264,735

Capital Markets — 2.66%
Diamond Hill Investment Group, Inc. (United States)	9,653	659,300
INTL FCStone, Inc. (United States)*	15,300	358,020

		1,017,320

Chemicals — 0.82%
Innophos Holdings, Inc. (United States)	9,500	315,115

Communications Equipment — 6.05%
Cisco Systems, Inc. (United States)*	65,000	1,374,750
Infinera Corp. (United States)*	127,490	935,139

		2,309,889

Construction & Engineering — 2.54%
Orion Marine Group, Inc. (United States)*	82,700	969,244

Containers & Packaging — 3.91%
Crown Holdings, Inc. (United States)*	44,800	1,494,528

Diversified Telecommunication Services — 1.81%
Level 3 Communications, Inc. (United States)*	560,900	689,907

Energy Equipment & Services — 1.35%
Dresser-Rand Group, Inc. (United States)*	11,180	513,833

Food Products — 0.49%
JM Smucker Co. (United States)	3,000	186,480

See Notes to Schedule of Investments.

8	Motley Fool Great America Fund

Issues	Shares	Value (Note 2)

Equity Securities (continued)
Health Care Equipment & Supplies — 6.51%
Cooper Cos, Inc. (United States)	5,770	$330,852
Intuitive Surgical, Inc. (United States)*	3,420	1,104,352
Natus Medical, Inc. (United States)*	69,700	1,049,682

		2,484,886

Health Care Providers & Services — 4.65%
Laboratory Corp. of America Holdings (United States)*	8,920	801,997
WellPoint, Inc. (United States)*	15,700	975,284

		1,777,281

Hotels, Restaurants & Leisure — 5.44%
International Speedway Corp. (United States)	19,760	571,657
Penn National Gaming, Inc. (United States)*	16,200	578,826
Red Robin Gourmet Burgers, Inc. (United States)*	45,000	928,800

		2,079,283

Household Durables — 2.99%
Kid Brands, Inc. (United States)*	125,300	1,141,483

Insurance — 9.21%
Berkshire Hathaway, Inc. (United States)*	7	856,975
Berkshire Hathaway, Inc., Class B (United States)*	3,000	245,250
HCC Insurance Holdings, Inc. (United States)	33,200	1,005,296
Markel Corp. (United States)*	3,500	1,408,750

		3,516,271

Machinery — 4.03%
Flow International Corp. (United States)*	176,900	663,375
Flowserve Corp. (United States)	4,450	556,205
Trimas Corp. (United States)*	16,800	319,872

		1,539,452

Metals & Mining — 2.96%
Horsehead Holding Corp. (United States)*	89,000	1,131,190

Oil, Gas & Consumable Fuels — 4.68%
Denbury Resources, Inc. (United States)*	34,100	693,935
Range Resources Corp. (United States)	21,940	1,094,148

		1,788,083

See Notes to Schedule of Investments.

Motley Fool Great America Fund	9

Issues	Shares	Value (Note 2)

Equity Securities (continued)
Paper & Forest Products — 1.84%
KapStone Paper and Packaging Corp. (United States)*	41,200	$701,636

Personal Products — 1.06%
Female Health Co. (United States)	78,700	405,305

Professional Services — 3.86%
Barrett Business Services, Inc. (United States)	45,200	665,344
Huron Consulting Group, Inc. (United States)*	31,550	807,996

		1,473,340

Real Estate Investment Trusts — 6.97%
Annaly Capital Management, Inc. (United States)	39,000	695,370
DuPont Fabros Technology, Inc. (United States)	47,550	1,089,846
Retail Opportunity Investments Corp. (United States)	89,560	877,240

		2,662,456

Specialty Retail — 3.83%
Men’s Wearhouse, Inc. (United States)	34,500	904,245
Tractor Supply Co. (United States)	10,900	559,279

		1,463,524

Textiles, Apparel & Luxury Goods — 1.60%
Joe’s Jeans, Inc. (United States)*	398,900	610,317

Total Equity Securities (Cost $ 31,849,067)		32,738,938

Other Investments — 15.58%
Temporary Cash Investment — 15.58%
PNC Bank Money Market Fund	5,951,503	5,951,503

Total Other Investments (Cost $ 5,951,503)		5,951,503

Total Investment Portfolio (Cost 37,800,570) — 101.29%		38,690,441
Liabilities in Excess of Other Assets — (1.29)%		(491,867)

NET ASSETS — 100.00%
(Applicable to 3,390,995 shares outstanding)		$38,198,574

* Non-income producing security.

See Notes to Schedule of Investments.

10	Motley Fool Great America Fund

The following tables show the top 11 holdings and top 10 sectors in which the Fund was invested at January 31, 2011. Portfolio holdings are subject to change without notice.

Top Eleven Holdings*	% of Net Assets

Crown Holdings, Inc.	3.91%
Markel Corp.	3.69
Cisco Systems, Inc.	3.60
Kid Brands, Inc.	2.99
Horsehead Holding Corp.	2.96
Intuitive Surgical, Inc.	2.89
Range Resources Corp.	2.87
DuPont Fabros Technology, Inc.	2.85
Natus Medical, Inc.	2.75
HCC Insurance Holdings, Inc.	2.63
WellPoint, Inc.	2.55

33.69%

*	As of the date of the report the fund had a holding of 15.58% in the PNC Bank Money Market Fund.

Top Ten Sectors	% of Net Assets

Financials	18.84%
Consumer Discretionary	17.90
Health Care	11.85
Industrials	10.42
Materials	9.54
Information Technology	6.05
Energy	6.03
Consumer Staples	3.27
Telecommunication Services	1.81

85.71%

See Notes to Schedule of Investments.

Motley Fool Great America Fund	11

Notes to Schedule of Investments

1.Security Valuation

Securities held by the Trust are generally valued at fair value as of the close of regular trading on each business day (generally 4 pm Eastern time) that the New York Stock Exchange (“NYSE”) is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last quoted sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the OTC market are valued on the basis of the last sales price as reported by NASDAQ. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Stock options and stock index options traded on national securities exchanges or on NASDAQ are valued at the mean between the latest bid and asked prices for such options. Securities for which market quotations are not readily available or whose values have been affected by events occurring before a Fund’s pricing time but after the close of the securities markets, and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board of Trustees (the “Board”). Debt securities that mature in fewer than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day before maturity, if their original term to maturity exceeded 60 days.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value (the “NAV”) may differ from quoted or published prices for the same securities.

The values of securities held by a Fund and other assets used in computing NAV are generally determined as of the time trading in such securities is completed each day, which, in the case of foreign securities, generally occurs at various times before the close of the NYSE. Trading in securities listed on foreign securities exchanges are valued at the last sale or, if no sales are reported, at the bid price as of the close of the exchange, subject to possible adjustment as described in the Prospectus. Foreign currency exchange rates are also generally determined before the close of the NYSE. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determinations of such values or exchange rates are made and the close of the NYSE. When such events materially affect the value of securities held by a Fund or their liabilities, such securities and liabilities will be valued at fair value in accordance with procedures adopted in good faith by the Board. In this regard, the Trust has retained a third party fair value pricing service to quantitatively analyze the price movement of a Fund’s holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters. As of January 31, 2011, such price movements for certain securities had exceeded specified parameters and the third party fair value service quantitatively fair valued the affected securities. The Board will review and monitor the methods used by the service to assure

12	The Motley Fool Funds Trust

itself that securities are valued at their fair values. The values of any assets and liabilities initially expressed in foreign currencies will be converted to U.S. dollars based on exchange rates supplied by a quotation service.

Fair Value Measurements

The Financial Accounting Standards Board (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value.

Investment assets reported at fair value are classified based on the lowest level input that is significant to fair value:

Level 1 — quoted prices in active markets for identical securities

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed domestic and foreign equity securities.

Level 2 — observable inputs other than Level 1 (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include investment grade corporate bonds and less liquid listed domestic and foreign equity securities.

Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.

The Motley Fool Funds Trust	13

The Funds did not have any significant transfers between Level 1 and Level 2 during the period ended January 31, 2011.

Independence Fund

Valuation Inputs	Value

Level 1 — Quoted Prices
U.S. Common Stocks	$ 76,411,709
Foreign Common Stocks	47,755,007
Temporary Cash Investment	10,510,198
Level 2 — Other Significant Observable Inputs
Corporate Bond	789,938
Foreign Common Stocks	27,844,611
Level 3 — Significant Unobservable Inputs	—
Total Value of Investments	$163,311,463

Great America Fund

Valuation Inputs	Value

Level 1 — Quoted Prices
U.S. Common Stocks	$32,738,938
Temporary Cash Investment	5,951,503
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total Value of Investments	$38,690,441

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Investment Policies and Practices:

The sections below describe some of the different types of investments that may be made by a Fund and the investment practices in which a Fund may engage.

Foreign Securities

The Independence Fund invests, and the Great America Fund may invest, in equity and fixed-income securities of foreign companies, including companies located in both developed and emerging-market countries. Investment in foreign securities may include the purchase of American Depositary Receipts (“ADRs”) and other depositary receipts

14	The Motley Fool Funds Trust

(European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) that represent indirect interests in securities of foreign issuers. A significant portion of a Fund’s exposure to foreign investments may be composed of such investments. Investments in foreign securities are affected by risk factors generally not associated with investments in the securities of U.S. companies in the U.S. With respect to such securities, there may be more limited information publicly available concerning the issuer than would be the case with respect to domestic securities, foreign issuers may use different accounting standards, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency risks, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging-market countries and in less developed countries.

The purchase of securities denominated in foreign currencies will subject the value of a Fund’s investments in those securities to fluctuations caused by changes in foreign exchange rates. To hedge against the effects of changes in foreign exchange rates, a Fund may enter into forward foreign currency exchange contracts (“forward contracts”). These contracts represent agreements to exchange an amount of currency at an agreed-upon future date and rate. A Fund will generally use forward contracts only to “lock in” the price in U.S. dollars of a foreign security that a Fund plans to purchase or to sell, but in certain limited cases, it may use such contracts to hedge against an anticipated substantial decline in the price of a foreign currency against the U.S. dollar that would adversely affect the U.S. dollar value of foreign securities held by a Fund. Forward contracts will not be used in all cases and, in any event, cannot completely protect a Fund against all changes in the values of foreign securities resulting from fluctuations in foreign exchange rates. A Fund will not enter into a forward contract if, as a result, forward contracts would represent more than 20% of a Fund’s total assets. For hedging purposes, a Fund may also use options on foreign currencies, which expose a Fund to certain risks.

Some foreign securities are traded in the U.S. in the form of ADRs. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. EDRs and GDRs are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts generally involve the same risks as other investments in foreign securities. However, holders of ADRs and other depositary receipts may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

The Motley Fool Funds Trust	15

The Independence Fund invests in, and the Great America Fund may invest in the securities of foreign companies, including companies located in both developed and emerging market countries. Investments in foreign securities may be made through the purchase of depository receipts that represent indirect interests in the securities of foreign companies. A significant portion of a Fund’s investments in foreign companies may be composed of such investments. Investing in securities of foreign companies involves risks generally not associated with investments in the securities of U.S. companies. These risks may relate to those associated with fluctuations in foreign currency exchange rates, unreliable and untimely information about issuers, and political and economic instability. Securities of foreign issuers generally trade and thus may be purchased and sold by a Fund in foreign markets.

Types of Fixed-Income Securities

A Fund may invest in bonds and other types of debt obligations of U.S. and foreign issuers. Fixed income securities purchased by a Fund may include, among others, bonds, notes and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (“U.S. Government Securities”); municipal securities; mortgage-backed and asset-backed securities; and debt securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, or by government-owned, -controlled, or -sponsored entities, including central banks. These investments also include money market instruments and other types of obligations. Investors should recognize that, although securities ratings issued by Standard & Poor’s® Ratings Services (“S&P”), a division of The McGraw-Hill Companies, Inc., and Moody’s Investors Services©, Inc. (“Moody’s”), provide a generally useful guide as to credit risks, they do not offer any criteria to evaluate interest rate risk. Changes in interest rate levels generally cause fluctuations in the prices of fixed-income securities and will, therefore, cause fluctuations in the NAV per share of a Fund. Subsequent to the purchase of a fixed-income security by a Fund, the ratings or credit quality of such security may deteriorate. Any such subsequent adverse changes in the rating or quality of a security held by a Fund would not require a Fund to sell the security.

Real Estate Investment Trusts

Real estate investment trusts (“REITs”) are pooled investment vehicles that manage a portfolio of real estate or real estate-related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of the borrower on any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property type, and are subject to heavy cash-flow dependency, default by borrowers, and self-liquidation. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), to avoid entity

16	The Motley Fool Funds Trust

level tax and be eligible to pass through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the 1940 Act. REITs are also subject to the risks of changes in the Code, affecting their tax status.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which a REIT may not have control over its investments. REITs may use significant amounts of leverage.

REITs often do not provide complete tax information until after the end of the calendar year. Consequently, because of the delay, it may be necessary for a Fund, if invested in REITs, to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. Alternatively, amended Forms 1099-DIV may be sent. During the period ended January 31, 2011, both Funds invested in REITs.

Temporary Investments

During periods of adverse market or economic conditions, a Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, a Fund would not be pursuing its stated investment objective with its usual investment strategies. A Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed-income obligations (which generally have remaining maturities of one year or less), and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, a Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. A Fund, as an investor in a money market fund, will indirectly bear the fees and expenses of the money market fund. These

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indirect fees and expenses will be in addition to the fees and expenses of the Fund. Repurchase Agreements involve certain risks not associated with direct investments in debt securities.

3. Federal Income Taxes:

At January 31, 2011, the aggregate cost of investment securities for federal income tax purposes (excluding foreign currency, securities sold short and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

Independence Fund

Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities

$143,259,383	$20,052,080	$21,748,823	$(1,696,743)

Great America Fund

Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities

$37,800,570	$889,871	$1,521,499	$(631,628)

4. Subsequent Events:

Subsequent events have been evaluated through the date that the financial statements were available to be issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.

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Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Motley Fool Funds Trust

By (Signature and Title)*	/s/ Peter E. Jacobstein
Peter E. Jacobstein, President
(principal executive officer)

Date	March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter E. Jacobstein
Peter E. Jacobstein, President
(principal executive officer)

Date	March 25, 2011

By (Signature and Title)*	/s/ Ollen C. Douglass
Ollen C. Douglass, Treasurer
(principal financial officer)

Date	March 25, 2011

* Print the name and title of each signing officer under his or her signature.